Property and Equipment - Summary of Classification of Depreciation Expenses in Statements of Comprehensive Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment including right-of-use assets	₩ 6,023	₩ 5,252	₩ 5,145
Cost of revenues
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment including right-of-use assets	1,750	1,853	2,028
Selling, general and administrative expenses
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment including right-of-use assets	4,240	3,369	2,976
Research and development
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment including right-of-use assets	₩ 33	₩ 30	₩ 141